Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, plant and equipment
As of December 31, 2011 and 2010, our property, plant and equipment consisted of the following (in millions):

	December 31,
	2011	2010
Natural gas, liquids, crude oil and carbon dioxide pipelines	$7,759.4	$7,071.1
Natural gas, liquids, carbon dioxide, and terminals station equipment.	9,569.0	8,976.2
Natural gas, liquids (including linefill), and transmix processing	226.3	233.7
Other	1,453.5	1,322.7
Accumulated depreciation, depletion, and amortization	(4,979.7)	(4,150.6)
	14,028.5	13,453.1
Land and land right-of-way	769.5	638.5
Construction work in process	797.8	512.3
Property, plant and equipment, net	$15,595.8	$14,603.9

Reconciliation of the beginning and ending aggregate carrying amount of asset retirement obligations
A reconciliation of the beginning and ending aggregate carrying amount of our asset retirement obligations for each of the years ended December 31, 2011 and 2010 is as follows (in millions):

	Year Ended December 31,
	2011	2010
Balance at beginning of period	$122.0	$100.9
Liabilities incurred/revised	12.1	23.7
Liabilities settled	(16.3)	(9.1)
Accretion expense	7.4	6.5
Balance at end of period	$125.2	$122.0